Equity Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Distributions received from operating activities of equity investments	$ 74	$ 70
Contributions to equity method investment	0	2
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 65	$ 62